INVESTMENT (Details Narrative) - Yogipay Corporation [Member] - Consulting Agreement [Member] - USD ($)		3 Months Ended
	Feb. 11, 2016	Mar. 31, 2016
Number of shares issued for services	3,000,000
Value of shares issued for services		$ 3,000
Percentage of ownership interest	15.00%